Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 238,792	$ 331,687
Investments	705,108	483,002
Accounts receivable	115,641	114,143
Expendable parts and supplies	81,825	74,502
Prepaid expenses	45,421	58,407
Other currents assets	11,701	7,650
Total current assets	1,198,488	1,069,391
Non - current assets
Investments	65,953	953
Accounts receivable	2,444	1,957
Prepaid expenses	26,130	26,398
Property and equipment	2,825,904	2,623,682
Net pension asset	3,185	8,826
Intangible assets	81,115	69,502
Deferred tax assets	18,572	18,339
Other non - current assets	31,140	27,065
Total non - current assets	3,054,443	2,776,722
Total assets	4,252,931	3,846,113
Current liabilities
Current maturities of long - term debt	298,462	222,718
Trade, other payables and financial liabilities	130,590	120,437
Air traffic liability	470,693	396,237
Frequent flyer deferred revenue	13,186	9,044
Taxes and interest payable	81,440	68,483
Accrued expenses payable	60,321	44,362
Income tax payable	3,700	1,401
Total current liabilities	1,058,392	862,682
Non - current liabilities
Long - term debt	876,119	961,414
Frequent flyer deferred revenue	33,115	26,324
Other long - term liabilities	123,182	108,448
Deferred tax liabilities	50,628	44,974
Total non - current liabilities	1,083,044	1,141,160
Total liabilities	2,141,436	2,003,842
Equity
Additional paid in capital	72,945	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	2,150,322	1,887,091
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	2,111,495	1,842,271
Commitments and contingencies	0	0
Total liabilities and equity	4,252,931	3,846,113
Class A common stock [member]
Equity
Common stock	21,038	20,988
Total equity	21,038	20,988
Class B common stock [member]
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466